Fair Value Measurements (Tables)	10 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
	Level	Fair Value at December 31, 2020
Assets:
Marketable securities held in Trust Account	1	$350,218,694

Liabilities:
Warrant Liability – Public Warrants	1	$44,800,000
Warrant Liability – Private Placement Warrants	3	$21,326,510